MORTGAGE SERVICING RIGHTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
MORTGAGE SERVICING RIGHTS
Residential first mortgage loans the Corporation has obligations to service	$ 97,000,000
Annual constant prepayment speed (as a percent)	15.90%
Discount rate (as a percent)	7.50%
Changes in mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances
Balance at beginning of period	400,000
Additions from loans sold with servicing retained	344,000	415,000
Amortization	(106,000)	(15,000)
Book value of MSRs at end of period	$ 638,000	$ 400,000